        As filed with the Securities and Exchange Commission on February 13 2006
                                                      Registration No. 333-70864

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
 (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on May 2, 2005 pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on __________, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus
1          Cover Page
2          Special Terms
3          Summary
4          Performance Data; Financial Statements
5          General Information about The Manufacturers Life Insurance Company
           (U.S.A.), The Manufacturers Life Insurance Company (U.S.A.) Separate
           Account H and Manufacturers Investment Trust
6          Charges and Deductions; Administration Fees; Reduction or Elimination
           of Annual Administration Fee; Mortality and Expense Risk Charge;
           Taxes; Appendix A; Appendix B
7          Accumulation Provisions; Purchase Payments; Accumulation Units; Net
           Investment Factor; Transfers Among Investment Options; Telephone
           Transactions; Special Transfer Services-Dollar Cost Averaging;
           Withdrawals; Special Withdrawal Services-Income Plan; Owner
           Inquiries; Other Contract Provisions; Ownership; Beneficiary;
           Modification Annuity Provisions; General; Annuity Options;
           Determination of Amount of the First Variable Annuity Payment;
           Annuity Units and the Determination of Subsequent Variable Annuity
           Payments; Transfers After Maturity Date
9          Accumulation Provisions; Death Benefit Before Maturity Date; Annuity
           Provisions; Death Benefit on or After Maturity Date
10         Accumulation Provisions; Purchase Payments; Accumulation Units; Value
           of Accumulation Units; Net Investment Factor; Distribution of
           Contracts
11         Withdrawals; Restrictions under the Texas Optional Retirement
           Program; Accumulation Provisions; Purchase Payments; Other Contract
           Provisions; Ten Day Right to Review
12         Federal Tax Matters; Introduction; The Company's Tax Status; Taxation
           of Annuities in General; Diversification Requirements; Qualified
           Retirement Plans
13         Legal Proceedings
14         Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information
15         Cover Page
16         Table of Contents
17         General Information and History
18         Services-Independent Auditors; Services-Servicing Agent
19         Not Applicable
20         Services-Principal Underwriter
21         Performance Data
22         Not Applicable
23         Audited Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

("Strategy" included in Registrants Form N-4, File No 333-70864, filed on April
                 29, 2005 and incorporated by reference herein)

                       SUPPLEMENT DATED FEBRUARY 13, 2006
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," "Vision Variable Annuity" or "Strategy Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                      CHANGE TO VARIABLE INVESTMENT OPTIONS

A. WE ADD A NEW VARIABLE INVESTMENT OPTION TO THE PRODUCT PROSPECTUSES EFFECTIVE FEBRUARY 13, 2006:

Effective February 13, 2006, you may select a new investment option, entitled "Index Allocation," as a variable investment option. When you select this option, we invest your money in a sub-account of the Variable Account that invests in a Portfolio of the John Hancock Trust titled INDEX ALLOCATION TRUST.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

                                         MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
PORTFOLIO                                   FEES         FEES      EXPENSES     EXPENSES
--------------------------------------   ----------   ----------   --------   ------------
JOHN HANCOCK TRUST - SERIES II SHARES:
Index Allocation Trust (A, BB, CC)          0.05%        0.25%       0.03%        0.33%

(A)  Based upon estimates for the current fiscal year.

(BB) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average net assets of the Index Allocation Trust, other than 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and underlying portfolios expenses, until May 1, 2007. This advisory fee waiver may be terminated at any time after May 1, 2007. The contractual expense reimbursement of 0.06% of Trust average net assets for the fiscal year ended December 31, 2005 results in estimated Net Total Portfolio Operating Expenses of 0.27%.

(CC) The shareholders of the Index Allocation Trust bear indirectly the expenses of the NAV shares of the underlying portfolios in which the Index Allocation Trust invests. The estimated Underlying Portfolio Expenses of 0.53%, as a percentage of Trust average net assets for the fiscal year ended December 31, 2005, results in estimated Net Total Portfolio Operating Expenses and Underlying Portfolio Expenses (not including the expense reimbursement in BB above) of 0.80%.

Estimated underlying portfolio expenses assume the following allocation of the Index Allocation Trust's assets among the underlying portfolios: 500 Index Trust, 35%; Mid Cap Index Trust, 10, Small Cap Index Trust, 10%; International Equity Index Trust A, 15%; and Bond Index Trust A, 30%. This allocation may change over time and the underlying portfolios expenses will vary with changes in these allocations and changes in underlying portfolio expenses. For the estimated expense ratio of each of the underlying portfolios in which the Index Allocation Trust may invest, see the prospectus for the Index Allocation Trust. You can obtain a copy of that prospectus by contacting the Annuity Service Office shown on the first page of the Product Prospectuses.

We add the following information to the table in the Product Prospectuses that contains a general description of the Portfolios:

PORTFOLIO                PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
----------------------   ---------------------------   ------------------------------------
INDEX ALLOCATION TRUST   MFC Global Investment         Long term growth of capital. Current
                         Management (U.S.A.) Limited   income is also a consideration.

FOR MORE INFORMATION REGARDING THE INDEX ALLOCATION TRUST, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE INDEX ALLOCATION TRUST. YOU CAN OBTAIN A COPY OF THAT PROSPECTUS BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUSES. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

  (included in Registrants Form N-4, File No 333-70864, filed on April 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                       NEW NAME
------------------   --------------------------------------------   ----------------------------------------------------------
October 1, 1997      NASL Variable Account                          The Manufacturers Life Insurance Company of North America
                                                                    Separate Account A
October 1, 1997      North American Security Life Insurance         The Manufacturers Life Insurance Company of North America
                     Company
November 1, 1997     NAWL Holding Co., Inc.                         Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                    Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company       John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                    Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company       John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H (Part B of the registration statement). - Incorporated by reference to Post-Effective Amendment No. 7, on Form N-4, file No 333-70864, filed April 29, 2005.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). - Incorporated by reference to Post-Effective Amendment No. 7, on Form N-4, file No 333-70864, filed April 29, 2005.

     (b)  Exhibits

          (1) (i) Form of Resolution of the Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H
                    - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment No. 1 to this registration statement filed January 2, 2002 (the "Pre-Effective Amendment").

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement - Incorporated by reference to Exhibit 3 (i) to post-amendment No. 6 on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

               (ii) Form of broker-dealer agreement - Incorporated by reference to Exhibit 3(ii) to initial registration statement on Form N-4 (333-70864) filed October 3, 2001 (the "Initial Registration Statement")

               (iii) Form of Promotional Agent Agreement. Incorporated by
                    reference to Exhibit 3 (iii) to pre-effective amendment no. 1 to registration statement filed on Form N-4, file number 333-38081 filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

          (4) (i) Form of Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit 4 (i) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

               (ii) Specimen Certificate Under Flexible Payment Deferred
                    Combination Fixed and Variable Group Annuity Contract, Non-Participating --Incorporated by reference to Exhibit 3
                    (ii) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

               (iii) Specimen Endorsements to Contract: (i) Individual
                    Retirement Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions; (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(iii) to registration statement filed on Form N-4, file number 333-38081 filed February 26, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

               (iv) Individual Retirement Annuity Endorsement -- Incorporated by
                    reference to Exhibit 3 (iv) to registration statement filed on Form N-4, file number 333-38081 filed on October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.

               (v) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement filed on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.

               (vi) 457 Plan Endorsements - Incorporated by reference to Exhibit
                    (b)(4)(vi) to post-effective amendment no. 4 to registration statement filed on Form N-4, file number 333-38081, filed on April 25, 2001 on behalf of The Manufacturers Life Insurance Company of North America.

          (5) (i) Specimen Application for Flexible Payment Deferred Combination fixed and Variable Group Annuity Contract, Non-Participating. - Incorporated by reference to Exhibit 3
                    (iv) to pre-effective amendment No. 1 registration statement on Form N-4, file number 333-38081, filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.

               (ii) Specimen Certificate Application - Incorporated by reference to Exhibit (b)(5)(ii) to post effective amendment no. 4 to Form N-4, file number 33-76684, filed February 26, 1998 on behalf of Separate Account A of The Manufacturers Life Insurance Company of North America.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) -- Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814 ).

               (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    -- Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4,file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (ii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement with Swiss Re America, effective August 1, 1995 -- Incorporated by reference to Exhibit
                    (b)(7)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (iv) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement with PaineWebber Life Insurance Company, effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4, file no. 33-76684, filed February 28, 1997.

               (v) Form of coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997

               (vi) Form of Automatic Reinsurance Agreement with AXA Re Life
                    Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-47)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to
                    Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

               (x) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April __, 2002

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum, Inc.-- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 27, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America -Incorporated by reference to Exhibit (8)(iv) to the Initial Registration Statement.

          (9) Opinion of James D. Gallagher, Esq. as to the legality of the securities being registered and consent to use of opinion - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP independent auditors. - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 7, to Form N-4, file number 333-70864, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor Underwriter or initial contract owners -- Not Applicable.

          (13) Schedule for computation of performance quotations provided in the Registration Statement in response to Item 21--Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

          (14) Financial Data Schedule --Not Applicable

          (15) Powers of Attorney

               (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

               (ii) Powers of Attorney (John Ostler) - Incorporated by reference to Exhibit (15) (ii) to the Initial Registration Statement

               (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by
                    reference to Exhibit (15) (iii) to the Initial Registration Statement

               (iv) Power of Attorney (Steven Mannik) - Incorporated by
                    reference to Exhibit (15)(iv) to post-effective amendment no. 1 filed April, 2002.

               (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to post-effective amendment no. 4 filed February 26, 2004.

               (vi) Power of Attorney (Marc Costantini) - Incorporated by
                    reference to Exhibit (15)(vi) to post-effective amendment no. 6 filed February 28, 2005.

               (vii) Power of Attorney (John D. DesPrez III, Alison Alden, James
                    R. Boyle, Robert A. Cook, James P. O'Malley, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, Warren A. Thomson - Incorporated by reference to Exhibit (15)(vii) to post-effective amendment no. 6 filed February 28, 2005.

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Director, Chairman
James O'Malley**                      Director, President
Alison Alden*                         Executive Vice President, Human Resources & Communications,

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
                                      Director
James Boyle*                          Director, Executive Vice President, Annuities
Robert A. Cook*                       Director, Executive Vice President Life Insurance
Warren Thomson**                      Director, Executive Vice President Investments
Diana Scott*                          Director
Rex Schlaybaugh, Jr.**                Director
John Ostler**                         Director
Steven Mannik**                       Executive Vice President and General Manager Reinsurance
Jonathan Chiel*                       Executive Vice President and General Counsel
Donald Guloien**                      Senior Executive Vice President and Chief Investments Officer
Peter Copestake**                     Senior Vice President and Treasurer
Marc Costantini*                      Senior Vice President and Chief Financial Officer
Patrick Gill**                        Senior Vice President and Controller

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                                           LEGAL    % OF      JURISDICTION OF
                               AFFILIATE                                     ID    EQUITY      INCORPORATION      DIVISION
                               ---------                                   -----   ------   ------------------   -----------
MANULIFE FINANCIAL CORPORATION                                              0002      100       CANADA           Corporate
   John Hancock Holdings (Delaware) LLC                                     0275      100       Delaware         Corporate
      John Hancock Financial Services, Inc.                                 0003      100       Delaware         Corporate
   The Manufacturers Life Insurance Company                                 0001      100       Canada           Corporate
      Manulife Bank of Canada                                               0058      100       Canada           Canadian
      Manulife Financial Services Inc.                                      0199      100       Canada           Canadian
      Manulife Securities International Ltd.                                0079      100       Canada           Canadian
      Manulife Canada Ltd.                                                  0157      100       Canada           Canadian
      First North American Insurance Company                                0111      100       Canada           Canadian
      Equinox Financial Group, Inc.                                         0239      100       Canada           Canadian
         EIS Insurance Services, Inc.(1.)                                              50       Canada           Canadian
         2733854 Canada Ltd. (2.)                                                     100       Canada           Canadian
      JLOC Holding Company                                                             30      Cayman Islands    Corporate
      Opportunity Finance Company                                                      30      Cayman Islands    Corporate
      Cantay Holdings Inc.                                                  0051      100       Ontario          Corporate
      Canaccord Capital Inc.                                                        13.07     British Columbia   Corporate
      Regional Power Inc.                                                   0136    83.50       Canada           Corporate
ADDALAM POWER CORPORATION(.)                                                           50       Philippines      Investments
      Manulife Data Services Inc.                                           0081      100       Barbados         Corporate
      Manulife Enterprises (Alberta) Limited                                0276      100       Alberta          Corporate
         Manulife Enterprises (Bermuda) Limited                             0277      100       Bermuda          Corporate
      Manulife Capital Inc.                                                 0278      100       Canada           Corporate
      P.V.S. Preferred Vision Services Inc.                                            20       Canada           Investments
      880 Belgrave Way Holdings Ltd.                                                  100   British Columbia     Investments
      Churchill Office Park Limited                                                    45       Canada           Investments
      Landex Properties Ltd.                                                0238      100   British Columbia     Investments
      Enterprise Capital Management Inc.                                               20       Ontario          Investments
      6212344 Canada Limited                                                0272      100       Canada           Investments
      SEAMARK Asset Management Ltd.                                                 35.01       Canada           Investments
      1293319 Ontario Inc.                                                  0170      100       Ontario          Investments
      3426505 Canada Inc.                                                   0161      100       Canada           Investments
      FNA Financial Inc.                                                    0115      100       Canada           Investments
         Elliot & Page Limited                                              0116      100       Ontario          Investments
      NAL Resources Limited                                                 0117      100       Alberta          Investments
      NAL Resources Management Limited                                      0120      100       Canada           Investments
         1050906 Alberta Ltd.                                               0127      100       Alberta          Investments
      2015500 Ontario Inc.                                                  0154      100       Ontario          Investments
      NALC Holdings Inc.(3)                                                 0103       50       Ontario          Investments
      2015401 Ontario Inc.                                                  0140      100       Ontario          Investments
      2024385 Ontario Inc.                                                  0153      100       Ontario          Investments
      Cavalier Cable, Inc.(4.)                                                         78       Delaware         Investments
      MFC Global Investment Management (U.S.A.) Limited                     0156      100       Canada           Investments
      Resolute Energy Inc.                                                          11.42       Alberta          Investments
      Micro Optics Design Corporation                                               17.69       Nevada           Investments
      PK Liquidating Company II, LLC                                                   18       Delaware         Investments
      Intrepid Energy Corp.                                                            19       Alberta          Investments
      Avotus Corp.                                                                  10.13       Canada           Investments
      Manulife Holdings (Alberta) Limited                                   0201      100       Alberta          U.S.
         Manulife Holdings (Delaware) LLC                                   0205      100       Delaware         U.S.
            The Manufacturers Investment Corporation                        0087      100       Michigan         U.S.

                                                                           LEGAL    % OF      JURISDICTION OF
                               Affiliate                                     ID    EQUITY      INCORPORATION       DIVISION
                               ---------                                   -----   ------   ------------------   -----------
               Manulife Reinsurance Limited                                 0067      100       Bermuda          Reinsurance
                  Manulife Reinsurance (Bermuda) Limited                    0203      100       Bermuda          Reinsurance
               John Hancock Life Insurance Company (U.S.A.)(5.)             0019      100       Michigan         U.S.
                  The Manufacturers Life Insurance Company of America       0017      100       Michigan         U.S.
                  Manulife Service Corporation                              0007      100       Colorado         U.S.
                  John Hancock Distributors LLC(6.)                         0005      100       Delaware         U.S.
                  Aegis Analytical Corporation                                      15.41       Delaware         Investments
                  John Hancock Investment Management Services, LLC(7.)      0097       60       Delaware         U.S.
                  John Hancock Life Insurance Company of New York(8.)       0094      100       New York         U.S.
                  Ironside Venture Partners I LLC                           0196      100       Delaware         Investments
                     NewRiver Investor Communications Inc.                          11.29       Delaware         Investments
                  Polymerix Corporation                                              11.4       Delaware         Investments
                  Ennal, Inc.                                               0124      100       Delaware         U.S.
                  Ironside Venture Partners II LLC                          0197      100       Delaware         Investments
                  Manulife Property Management of Washington, D.C., Inc.              100       Wash., D.C.      Investments
                  Avon Long Term Care Leaders LLC                           0158      100       Delaware         U.S.
                  ESLS Investment Limited, LLC                                         25       Ohio             Corporate
                  Flex Holding, LLC                                                  27.7       Delaware         Corporate
                     Flex Leasing I, LLC                                            99.99       Delaware         Corporate
                  Manulife Leasing Co., LLC                                            80       Delaware         Corporate
                  Dover Leasing Investments, LLC                                       99       Delaware         Corporate
                  MCC Asset Management, Inc.                                0186      100       Delaware         U.S.
      MFC Global Fund Management (Europe) Limited                                     100       England          Investments
         MFC Global Investment Management (Europe) Limited                  0064      100       England          Investments
      WT (SW) Properties Ltd.                                               0082      100       England          Corporate
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                  0138      100       Germany          Reinsurance
         Manulife Holdings (Bermuda) Limited                                0147      100       Bermuda          Reinsurance
            Manulife Management Services Ltd.                               0191      100       Barbados         Reinsurance
            Manufacturers P&C Limited                                       0036      100       Barbados         Reinsurance
                                MANUFACTURERS LIFE REINSURANCE LIMITED      0049      100       Barbados         Reinsurance
      FCM Holdings Inc.                                                     0104      100       Philippines      Asia
      Manulife (Singapore) Pte. Ltd.                                        0014      100       Singapore        Asia
         John Hancock Life Assurance Company, Ltd.                                    100       Singapore        Asia
      The Manufacturers Life Insurance Co. (Phils.), Inc.                   0164      100       Philippines      Asia
         FCM Plans, Inc.                                                    0155      100       Philippines      Asia
         Manulife Financial Plans, Inc.                                     0187      100       Philippines      Asia
      Manulife (Vietnam) Limited                                            0188      100       Vietnam          Asia
      Manulife International Holdings Limited                               0152      100       Bermuda          Asia
         Manulife Provident Funds Trust Company Limited                     0163      100       Hong Kong        Asia
         Manulife Asset Management (Asia) Limited                                     100       Barbados         Asia
            Manulife Asset Management (Hong Kong) Limited                   0078      100       Hong Kong        Asia
            P.T. Manulife Aset Manajemen Indonesia                          0141       85       Indonesia        Asia
               P.T. Buanadaya Sarana Informatika(9.)                                   96       Indonesia        Asia

         Manulife (International) Limited                                   0028      100       Bermuda          Asia
            Manulife-Sinochem Life Insurance Co. Ltd.                       0043       51       China            Asia
            The Manufacturers (Pacific Asia) Insurance Company
               Limited                                                      0061      100       Hong Kong        Asia
                               MANULIFE CONSULTANTS LIMITED                           100       Hong Kong        Asia
                               MANULIFE FINANCIAL SHAREHOLDINGS LIMITED               100       Hong Kong        Asia
            Manulife Financial Management Limited                                     100       Hong Kong        Asia
            Manulife Financial Group Limited                                          100       Hong Kong        Asia
            Manulife Financial Investment Limited                                     100       Hong Kong        Asia
      P.T. Asuransi Jiwa Manulife Indonesia                                 0042       71       Indonesia        Asia
                      P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                 0075       99       Indonesia        Asia
                      P.T. MANULIFE INTIJAYA                                           90       Indonesia        Asia
                      P.T. MANULIFE INTISARI                                           95       Indonesia        Asia
      6306471 Canada Inc.                                                   0282      100       Canada           Corporate
         CDF (Thailand) Ltd.                                                0287       90       Thailand         Asia
            OQC (Thailand) Ltd.(10.)                                        0288       51       Thailand         Asia
               Interlife John Hancock Assurance Public
                  Company Limited(11.)                                      0286       70       Thailand         Asia
      Manulife Technology & Services Sdn Bhd                                0285      100       Malaysia         Asia
      Manulife Alberta Limited                                              0279      100       Alberta          Corporate
         Manulife European Holdings (Bermuda) Limited                       0270      100       Bermuda          Corporate
            Manulife European Investments (Luxembourg) S.a.r.l.             0271      100       Luxembourg       Corporate
               Manulife Hungary Holdings Limited(12.)                       0149       99       Hungary          Corporate
      MLI Resources Inc.                                                    0193      100       Alberta          Corporate
         Manulife Life Insurance Company(13.)                               0180    35.02       Japan            Japan
            MFC Global Investment Management (Japan) Limited                0208      100       Japan            Japan
         Manulife Century Investments (Bermuda) Limited                     0172      100       Bermuda          Corporate
            Manulife Century Investments (Luxembourg) S.A.                  0173      100       Luxembourg       Corporate
               Manulife Century Investments (Netherlands) B.V.              0174      100       Netherlands      Corporate
                  Manulife Premium Collection Co., Ltd.(14.)                0178       57       Japan            Japan
                  Y.K. Manulife Properties Japan                            0142      100       Japan            Japan
                  Daihyaku Manulife Holdings (Bermuda) Limited              0175      100       Bermuda          Corporate
                  Manulife Century Holdings (Netherlands) B.V.              0195      100       Netherlands      Corporate
      Manulife Holdings (Hong Kong) Limited                                 0015      100       Hong Kong        Asia
      Manulife (Malaysia) SDN.BHD.                                          0074      100       Malaysia         Asia
      Manulife Financial Systems (Hong Kong) Limited                        0053      100       Hong Kong        Asia

(.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.

(2.) Inactive subsidiaries are noted in italics.

(3)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company
     (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.)
     effective January 1, 2005.

(6.) Name change from Manulife Financial Securities LLC effective January 1,
     2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January
     1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa
     Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
     Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
     Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract owners.

     As of MARCH 31, 2005, there were 29 qualified contracts and 14 nonqualified contracts outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

          ***  Principal business office is 680 Washington Blvd, Stamford, CT
               06901

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 13th day of December 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ James P. O'Malley
    ----------------------------------
    James P. O'Malley
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ James P. O'Malley
    ----------------------------------
    James P. O'Malley
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 12th day of December, 2005.

Signature                        Title
---------                        -----


/s/ James P. O'Malley            President
------------------------------   (Principal Executive Officer)
James P. O'Malley


/s/ Marc Costantini              Senior Vice President and Chief Financial Officer
------------------------------   (Principal Financial Officer)
Marc Costantini


/s/ Patrick Gill                 Senior Vice President and Controller
------------------------------   (Principal Accounting Officer)
Patrick Gill


*                                Director
------------------------------
Alison Alden


*                                Director
------------------------------
James P. O'Malley


*                                Director
------------------------------
James R. Boyle


*                                Chairman, Director
------------------------------
John D. DesPrez III


*                                Director
------------------------------
Diana Scott


*                                Director
------------------------------
Rex Schlaybaugh, Jr.


*                                Director
------------------------------
Robert A. Cook


*                                Director
------------------------------
John R. Ostler


*                                Director
------------------------------
Warren Thomson


/s/ Emanuel Alves
------------------------------
Emanuel Alves, Secretary
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
           NONE